Employee Benefits (Details) - Schedule of DBO Amount Recorded in the Balance Sheet - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of DBO Amount Recorded in the Balance Sheet [Abstract]
Defined benefit obligations (DBO) changes in present	$ 169,375	$ 162,843
DBO present value at January 1st	169,375	162,843
Past services labor cost	(2,528)	(11,244)
Current service labor cost	15,206	10,998
Interest expense	18,632	12,101
Paid benefits	(22,044)	(9,229)
Actuarial gains and losses in obligations	6,533	3,906
DBO present value at December 31st	185,174	169,375
Initial PNL	169,375	162,843
Net cost for the period	31,310	11,855
Paid benefits	(22,044)	(9,229)
Previous years effect on profit and loss	6,533	3,906
Final PNL	185,174	169,375
Defined benefits obligations (DBO)	$ 185,174	$ 169,375